CONTINGENCIES	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013
Notes to Financial Statements
Note 11. CONTINGENCIES

Litigation

In the normal course of business, we may become involved in various legal proceedings.  Except as stated below, we know of no pending or threatened legal proceeding to which we are or will be a party that, if successful, might result in a material adverse change in our business, properties or financial condition.

Litigation Update

Augme Technologies, Inc. v. Yahoo! Inc., Civil Action No. 3:09-cv-05386-JCS, a patent infringement lawsuit pending in the U.S. District Court for the Northern District of California since November 16, 2009. On December 21, 2010, Yahoo! filed a first amended answer to Augme’s complaint, in which Yahoo! asserted its own counterclaim against Augme alleging infringement of, inter alia, U.S. Patent Nos. 7,640,320 (“‘320 patent”) and 7,512,622 (“‘622 patent”). On August 21, 2012, the parties stipulated to dismissal of Yahoo’s claim for infringement of the ‘622 patent with prejudice.

This case is a patent infringement lawsuit brought by Augme against Yahoo, Inc. Yahoo has also counterclaimed for patent infringement. In this case, Augme is seeking monetary relief for patent infringement damage and injunctive relief against future infringement. A summary of the case is set forth below.

With respect to Augme’s claims of patent infringement, on June 11, 2012, Yahoo! renewed its Motion for Summary Judgment of non-infringement. The Court heard argument on the summary judgment issues on July 20, 2012. On August 8, 2012, the Court granted Yahoo!’s Motion for Summary Judgment of non-infringement, dismissing Augme’s patent claims against Yahoo! and declining to address Augme’s previously filed Motion for Partial Summary Judgment of validity. Based on the Court’s summary judgment order, Augme moved for Entry of Judgment under Rule 54(b). Yahoo! opposed Augme’s motion in light of the pending counterclaim for infringement of the ‘320 patent. Nonetheless, Augme’s motion was granted by the Court on October 29, 2012, and final judgment was entered shortly thereafter on November 15, 2012.  On December 12, 2012, Augme filed a Notice of Appeal as to the judgment as to the Augme patent. The appeal was docketed by the Federal Circuit on December 19, 2012.

With respect to Yahoo!’s counterclaim regarding infringement of the ‘320 patent, the parties agreed to and filed a stipulation of infringement of this patent on December 13, 2012, under the Court’s claim construction ruling of January 3, 2012.  The parties also stipulated to entry of judgment under Rule 54(b) and 28 U.S.C. § 1292(c)(2), which permits the entry of judgment in patent cases “which … [are] final except for an accounting.” The parties also requested that the Court stay the remainder of the case pending Augme’s appeal to the Federal Circuit Court of Appeals. The Court signed such an order on December 13, 2012, and entered it the next day.

On January 11, 2013, Augme filed with the district court a Notice of Appeal to the Federal Circuit Court of Appeals as to Yahoo!’s ‘320 patent judgment. The second appeal was docketed by the Federal Circuit on February 6, 2013 and consolidated with the prior appeal (now Lead Appeal No. 13-1121). Augme tendered its principal brief to the Federal Circuit on May 7, 2013. Augme filed its Reply Brief on September 6, 2013, and the parties subsequently filed a Joint Appendix on September 13, 2013. Both consolidated appeals remain pending before the Federal Circuit.

Augme Technologies, Inc. v. Millennial Media, Inc., Civil Action No. 1:12-cv-00424, a patent infringement lawsuit pending in the U.S. District Court for the District of Delaware since April 5, 2012. Augme filed a case against Millennial Media, Inc., asserting three causes of action involving alleged patent infringement related to Augme-owned United States Patent No. 7,783,721, United States Patent No. 7,269,636 and United States Patent No. 6,594,691.

This case is a patent infringement lawsuit filed by Augme against Millennial Media, Inc. As originally filed, Augme was seeking monetary relief for patent infringement damage and injunctive relief against future infringement. A summary of the current status is set forth below.

On May 30, 2012, Millennial Media filed a Motion to Dismiss For Failure to State a Claim Under Federal Rule of Civil Procedure 12(b)(6). Augme filed an amended complaint and an answer brief on June 18, 2012, and Millennial Media withdrew its Motion to Dismiss on June 28, 2012. A Scheduling Order was entered on September 28, 2012. The case has been set for a seven day jury trial beginning on September 15, 2014.  On March 22, 2013, the parties began settlement discussions. To facilitate those discussions, the parties filed, on April 12, 2013, a stipulation to stay further proceeding in the case which Judge Stark entered as an order on April 18, 2013.  As required by the joint stipulation, the parties filed a joint status report on July 1, 2013, stipulated that the stay be continued at least until October 1, 2013. On September 30, 2013, the parties filed a joint status report requesting that the stay be continued at least until December 1, 2013. The Court entered an Order to this effect the next day.

Augme Technologies, Inc. v. AOL, Inc. and Time Warner, Inc., Civil Action No. 1:12-cv-05439-CM (transferred from Civil Action No. 1:09-cv-04299-RWS (S.D.N.Y.)), a patent infringement and trademark infringement lawsuit pending in the U.S. District Court for the Southern District of New York (transferred from the U.S. District Court for the Central District of California) since September 10, 2008.

The case is a patent infringement case originally filed by Augme against AOL, Inc. and Time Warner, Inc. in the Central District of California and subsequently transferred to the Southern District of New York.  It also originally included a trademark infringement action against AOL, Inc. for use of the BOOMBOX trademark which has subsequently been dismissed.  In its patent infringement claim, Augme sought both monetary relief for patent infringement damages and injunctive relief against further infringement by AOL and Time Warner.  The AOL defendants and Augme agreed to settle litigation between themselves and, on February 26, 2013, the case was dismissed between those parties. The stayed case remains pending against Time Warner, Inc.  Below is a summary of the current status of this case.

On June 13, 2012, the patent infringement claims were transferred from Judge Robert Sweet to Judge Colleen McMahon.  The residual claims for trademark infringement, unfair competition and false designation of origin, which remained with Judge Sweet, were dismissed by agreement of the parties on November 19, 2012.

With regard to the patent infringement claims, Time Warner filed a Motion for Judgment on the Pleadings on September 27, 2012, and, shortly thereafter, a Motion for Rule 11 Sanctions on October 23, 2012.  On October 26, 2012, the Court sua sponte stayed the case regarding any claims related to U.S. Patent No. 7,269,636 (“‘636 patent”), pending the outcome of the ongoing reexamination of that patent by the U.S. Patent and Trademark Office.  Because the remaining patent-in-suit, U.S. Patent Nos. 6,594,691 (“‘691 patent”), is closely related to the ‘636 patent, Augme moved to stay the case in its entirety on November 5, 2012.  On December 20, 2012, Judge McMahon denied Augme’s motion to stay as to the ‘691 patent and did not disturb the preexisting stay as to the ‘636 patent.

Because of Judge McMahon’s requirement that all discovery in the case be completed by the end of February 2013 and given that discovery as to the ‘691 patent would be totally duplicative of discovery which would have to be conducted later as to the ‘636 patent, on January 7, 2013, Augme filed a covenant not to sue defendants on the ‘691 patent and a motion to dismiss the ‘691 patent from the case.  Based on the pendency of the motion to dismiss, on January 11, 2013, Magistrate Judge Gabriel Gorenstein adjourned all further discovery as to the ‘691 patent.

On January 16, 2013, Judge McMahon entered an order dismissing the ‘691 patent from the case and maintaining the stay as to the ‘636 patent. She placed the case on suspension and denied Time Warner’s pending motions without prejudice.

The AOL defendants and Augme agreed to settle the litigation as between Augme, on the one hand, and AOL, Inc. and AOL Advertising, Inc., on the other. Accordingly, on February 26, 2013, Judge McMahon entered an Order of Dismissal as to the parties, AOL, Inc. and AOL Advertising, Inc. The stayed case remains pending against Time Warner, Inc.

On July 16, 2013, the court denied Time Warner’s motion for sanctions against Augme without prejudice to renewal, pending the outcome of the USPTO reexamination.

Brandofino Communications vs. Augme Technologies, Inc. On September 27, 2011, Brandofino Communications, Inc. (“Brandofino”) filed suit against Augme and New Aug LLC in the Supreme Court of the State of New York, New York County.  The complaint alleges, inter alia, breach of contract and unjust enrichment claims arising from work Brandofino allegedly performed for Augme pursuant to a marketing agreement entered into by Brandofino and Augme.  Augme has served its Answer and set forth counterclaims for breach of contract, unfair competition, tortious interference with business relations, and violations of New York General Business Law Section 349 (relating to violations of Augme’s intellectual property rights). The Company intends to vigorously defend against Brandofino’s claim and pursue its counterclaims.

Shaub& Williams, L.L.P., vs. Augme Technologies, Inc., Civil Action No. 1:13-cv-01101-GBD. Augme's prior counsel, Shaub & Williams, LLP, filed a Complaint in the United States District Court for the Southern District of New York seeking recovery on a quantum meruit (value of services) basis attorney's fees in the amount of $2,249,686.25 for its prior representation of Augme in litigation. Augme filed and served (1) an Answer denying the material allegations and claims of the First Amended Complaint; (2) counterclaims for professional negligence and breach of contract. Shaub & Williams filed motions to dismiss Augme's counterclaims and to strike certain of Augme's affirmative defenses to the complaint, in addition to an early motion for summary judgment seeking to dismiss Augme's counterclaims.  The Court denied the motion for summary judgment, but at hearing October 7 on the motion to dismiss indicated that Augme's affirmative counterclaims may have insufficient factual support since Augme has not actually paid any of Shaub & Williams' bills to date.  Augme was given leave to submit a proposed amended Counterclaim by October 21 (with opposition by Shaub & Williams by November 4 and a reply allowed to Augme by November 12) and the Court will determine whether it will be allowed.  The Court indicated the affirmative defenses  are sufficient.  A further status conference has been set for January 14, 2014, at which time the Court will finalize a trial date.   In the meantime, the parties are conducting discovery on the claims and counterclaims.

Subpoena from the Securities and Exchange Commission

On February 26, 2013, the Company received a subpoena from the SEC that sought documents and information with respect to statements made by us between October 2010 and April 2011 in certain press releases, investor presentations and filings with the SEC. We provided responsive documents and information to the Staff in compliance with the subpoena. The SEC did not make any specific allegations of misconduct or misrepresentation by us or any of our current or former officers, directors or employees. On August 19, 2013, the Staff issued a letter to us stating that its investigation has been completed and that the Commission Staff does not intend to recommend any enforcement action by the SEC.

Litigation

In the normal course of business, we may become involved in various legal proceedings.  Except as stated below, we know of no pending or threatened legal proceeding to which we are or will be a party that, if successful, might result in a material adverse change in our business, properties or financial condition.

Litigation Update

Ongoing Litigation

Augme Technologies, Inc. v. AOL, Inc. and Time Warner, Inc., Civil Action No. 1:12-cv-05439-CM (transferred from Civil Action No. 1:09-cv-04299-RWS (S.D.N.Y.)), a patent infringement and trademark infringement lawsuit pending in the U.S. District Court for the Southern District of New York (transferred from the U.S. District Court for the Central District of California) since September 10, 2008.

The case is a patent infringement case originally filed by Augme against AOL, Inc. and Time Warner, Inc. in the Central District of California and subsequently transferred to the Southern District of New York.  It also originally included a trademark infringement action against AOL, Inc. for use of the BOOMBOX trademark which has subsequently been dismissed.  In its patent infringement claim, Augme sought both monetary relief for patent infringement damages and injunctive relief against further infringement by AOL and Time Warner.  The AOL defendants and Augme agreed to settle litigation between themselves and,on February 26, 2013, the case was dismissed between those parties. The stayed case remains pending against Time Warner, Inc.  Below is a summary of the current status of this case.

On June 13, 2012, the patent infringement claims were transferred from Judge Robert Sweet to Judge Colleen McMahon.  The residual claims for trademark infringement, unfair competition and false designation of origin, which remained with Judge Sweet, were dismissed by agreement of the parties on November 19, 2012.

With regard to the patent infringement claims, Time Warner filed a Motion for Judgment on the Pleadings on September 27, 2012, and, shortly thereafter, a Motion for Rule 11 Sanctions on October 23, 2012.  On October 26, 2012, the Court suasponte stayed the case regarding any claims related to U.S. Patent No. 7,269,636 (“‘636 patent”), pending the outcome of the ongoing reexamination of that patent by the U.S. Patent and Trademark Office.  Because the remaining patent-in-suit, U.S. Patent Nos. 6,594,691 (“‘691 patent”), is closely related to the ‘636 patent, Augme moved to stay the case in its entirety on November 5, 2012.  On December 20, 2012, Judge McMahon denied Augme’s motion to stay as to the ‘691 patent and did not disturb the preexisting stay as to the ‘636 patent.

Because of Judge McMahon’s requirement that all discovery in the case be completed by the end of February 2013 and given that discovery as to the ‘691 patent would be totally duplicative of discovery which would have to be conducted later as to the ‘636 patent, on January 7, 2013, Augme filed a covenant not to sue defendants on the ‘691 patent and a motion to dismiss the ‘691 patent from the case.  Based on the pendency of the motion to dismiss, on January 11, 2013, Magistrate Judge Gabriel Gorenstein adjourned all further discovery as to the ‘691 patent.

On January 16, 2013, Judge McMahon entered an order dismissing the ‘691 patent from the case and maintaining the stay as to the ‘636 patent.  She placed the case on suspension and denied Time Warner’s pending motions without prejudice.

The AOL defendants and Augme agreed to settle the litigation as between Augme, on the one hand, and AOL, Inc. and AOL Advertising, Inc., on the other.  Accordingly, on February 6, 2013, Augme and the AOL defendants filed a Joint Motion for Stipulated Dismissal of the case as between those parties.  On February 26, 2013, Judge McMahon entered an Order of Dismissal as to the parties, AOL, Inc. and AOL Advertising, Inc.  The stayed case remains pending against Time Warner, Inc.

Augme Technologies, Inc. v. Yahoo! Inc., Civil Action No. 3:09-cv-05386-JCS, a patent infringement lawsuit pending in the U.S. District Court for the Northern District of California since November 16, 2009.  On December 21, 2010, Yahoo! filed a first amended answer to Augme’s complaint, in which Yahoo! asserted its own counterclaim against Augme alleging infringement of, inter alia, U.S. Patent Nos. 7,640,320 (“‘320 patent”) and 7,512,622 (“‘622 patent”).  On August 21, 2012, the parties stipulated to dismissal of Yahoo’s claim for infringement of the ‘622 patent with prejudice.

This case is a patent infringement lawsuit brought by Augme against Yahoo, Inc.  Yahoo has also counterclaimed for patent infringement.  In this case, Augme is seeking monetary relief for patent infringement damage and injunctive relief against future infringement.  A summary of the case is set forth below.

With respect to Augme’s claims of patent infringement, on June 11, 2012, Yahoo! renewed its Motion for Summary Judgment of non-infringement. The Court heard argument on the summary judgment issues on July 20, 2012.  On August 8, 2012, the Court granted Yahoo!’s Motion for Summary Judgment of non-infringement, dismissing Augme’s patent claims against Yahoo! and declining to address Augme’s previously filed Motion for Partial Summary Judgment of validity.  Based on the Court’s summary judgment order, Augme moved for Entry of Judgment under Rule 54(b).  Yahoo! opposed Augme’s motion in light of the pending counterclaim for infringement of the ‘320 patent.  Nonetheless, Augme’s motion was granted by the Court on October 29, 2012, and final judgment was entered shortly thereafter on November 15, 2012.  On December 12, 2012, Augme filed a Notice of Appeal as to the judgment as to the Augme patent. The appeal was docketed by the Federal Circuit on December 19, 2012.

With respect to Yahoo!’s counterclaim regarding infringement of the ‘320 patent, the parties agreed to and filed a stipulation of infringement of this patent on December 13, 2012, under the Court’s claim construction ruling of January 3, 2012.  The parties also stipulated to entry of judgment under Rule 54(b) and 28 U.S.C. § 1292(c)(2), which permits the entry of judgment in patent cases “which … [are] final except for an accounting.”  The parties also requested that the Court stay the remainder of the case pending Augme’s appeal to the Federal Circuit Court of Appeals.  The Court signed such an order on December 13, 2012, and entered it the next day.  Augme filed with the district court a Notice of Appeal to the Federal Circuit Court of Appeals as to Yahoo!’s ‘320 patent judgment on January 11, 2013. The second appeal was docketed by the Federal Circuit on February 6, 2013 and consolidated with the prior appeal.  Both consolidated appeals remain pending before the Federal Circuit.

Augme Technologies, Inc. v. Millennial Media, Inc., Civil Action No. 1:12-cv-00424, a patent infringement lawsuit pending in the U.S. District Court for the District of Delaware as of April 5, 2012. Augme filed a case against Millennial Media, Inc., asserting three causes of action involving alleged patent infringement related to Augme-owned United States Patent No. 7,783,721, United States Patent No. 7,269,636 and United States Patent No. 6,594,691.

This case is a patent infringement lawsuit filed by Augme against Millenial Media, Inc.  As originally filed, Augme was seeking monetary relief for patent infringement damage and injunctive relief against future infringement. A summary of the current status is set forth below.

On May 30, 2012, Millennial Media filed a Motion to Dismiss For Failure to State a Claim Under Federal Rule of Civil Procedure 12(b)(6). Augme filed an amended complaint and an answer brief on June 18, 2012, and Millennial Media withdrew its Motion to Dismiss on June 28, 2012.  A Scheduling Order was entered on September 28, 2012.  The case has been set for a seven day jury trial beginning on September 15, 2014.  On March 22, 2013, the parties began settlement discussions.  To facilitate those discussions, the parties filed, on April 12, 2013, a stipulation to stay further proceeding in the case which Judge Stark entered as an order on April 18, 2013.

Brandofino Communications vs. Augme Technologies, Inc. On September 27, 2011, Brandofino Communications, Inc. (“Brandofino”) filed suit against Augme and New Aug LLC in the Supreme Court of the State of New York, New York County.  The complaint alleges, inter alia, breach of contract and unjust enrichment claims arising from work Brandofino allegedly performed for Augme pursuant to a marketing agreement entered into by Brandofino and Augme.  Augme has served its Answer and set forth counterclaims for breach of contract, unfair competition, tortious interference with business relations, and violations of New York General Business Law Section 349 (relating to violations of Augme’s intellectual property rights).  The Company intends to vigorously defend against Brandofino’s claim and pursue its counterclaims.

Shaub& Williams, L.L.P., vs. Augme Technologies, Inc. In connection with this matter, Augme's prior counsel, Shaub& Williams, LLP, on or about February 19, 2013 purported to file, and on March 15, 2013 purported to serve, a Complaint in the United States District Court for the Southern District of New York captioned Shaub & Williams, L.L.P. against Augme Technologies, Inc., Case No. 13 CIV 1101, seeking recovery on a quantum meruit (value of services) basis attorney's fees in the amount of $2,249,686.25 for its prior representation of Augme in the Tacoda litigation.  Augme disputes the claim and intends to contest it vigorously.  In response to Augme's objection that jurisdiction was improperly pleaded, on or about March 22, 2013 Shaub & Williams purported to file, and on March 28, 2013 purported to serve on Augme, a First Amended Complaint that cured such defect.  Augme disputes the claim and intends to contest it vigorously. On April 12, 2013 Augme filed and served (1) an Answer denying the material allegations and claims of the First Amended Complaint; (2) counterclaims for professional negligence and breach of contract.  The initial meeting of counsel took place May 1, 2013.  The initial Pretrial Conference is scheduled for May 23, 2013.

Settled Litigation

Augme Technologies, Inc. v. Tacoda, Inc. and AOL, Inc., Civil Action No. 1:07-cv-07088-CM-GWG (the “Tacoda litigation”), a patent infringement lawsuit pending in the U.S. District Court for the Southern District of New York since August 2007.  The Court ruled that the temporal scope of the Tacoda case was limited to the period before AOL began to integrate Tacoda’s systems into its own systems.  Defendants represented to the Court that such integration commenced on September 28, 2007.

On August 24, 2012, Augme covenanted not to sue the defendants for any infringing activities related to the accused Tacoda systems before September 28, 2007 and thus, Augme voluntarily dismissed all claims against the defendants.  The Stipulation of Voluntary Dismissal specifically noted that the Covenant Not To Sue would not preclude enforcement of Augme’s other pending suits against AOL Inc., AOL Advertising, Inc. and Time Warner, as well as against AOL, Inc. and Gannett Co., Inc. The Court entered an order dismissing the Tacoda litigation on September 4, 2012, thus fully terminating that action as to all parties.

LucidMedia Networks, Inc., v. Augme Technologies, Inc., Civil Action 3:11-cv-282-HEH was severed from the Gannett litigation that was transferred out of Virginia and to New York. This severed counterclaim for alleged patent infringement was filed in the U.S. District Court for the Eastern District of Virginia as an Amended Complaint on August 9, 2011. On January 23, 2012, LucidMedia and Augme agreed on a preliminary settlement of all issues, and the Court entered an order staying all proceedings in the Eastern District of Virginia pending settlement discussions.  A final settlement agreement was reached on April 19, 2012, resulting in a patent license and services partnership.

Augme Technologies, Inc. v. Pandora, Inc., Civil Action No. 1:11-cv-00379, a patent infringement lawsuit pending in the U.S. District Court for the District of Delaware as of April 29, 2011. A Markman hearing was held on February 27, 2012. The Court issued its claim construction order on December 5, 2012. Augme and Pandora settled the litigation and filed a Joint Motion for Stipulated Dismissal with Prejudice on March 11, 2013.

Augme Technologies, Inc. v. Velti, USA, Civil Action No. 1:12-cv-00294, a patent infringement lawsuit pending in the U.S. District Court for the District of Delaware as of March 9, 2012.  Velti USA, Inc. is a global provider of mobile marketing and advertising technology and solutions. Augme is asserting three causes of action involving alleged patent infringement related to Augme-owned United States Patent No. 7,783,721, United States Patent No. 7,269,636 and United States Patent No. 6,594,691.

On May 4, 2012, Velti filed a Motion to Dismiss For Failure to State a Claim Under Federal Rule of Civil Procedure 12(b)(6), but withdrew its Motion once Augme filed its First Amended Complaint. Velti then filed its Answer to the Amended Complaint on June 4, 2012.  After a Rule 16 scheduling teleconference was conducted with the Court on September 19, 2012, the Court entered a Scheduling Order which set the case for a seven day jury trial beginning on June 16, 2014.

A Mediation conference was held before Magistrate Judge Sherry R. Fallon on February 1, 2013 in which the parties agreed to terms for settlement of the litigation.  A formal written agreement incorporating these terms was executed on March 22, 2013.  A stipulation of dismissal was filed March 26, 2013 and entered by the court on March 29, 2013.

Velti Ltd v. Augme Technologies, Inc., Civil Action No. C-13-0258.

On January 17, 2013, Velti Ltd. Filed a patent infringement suit against Augme in the U.S. District Court for the Northern District of California.  Velti’s complaint alleges infringement of U.S. Patent Nos. 8,099,316; 8,099,317; 8,160,916 and 8,239,242, all of which were issued in 2012.  The parties agreed to terms for settlement of the case and Velti filed a Notice of Dismissal with prejudice on March 26, 2013.

Augme Technologies, Inc. v. Gannett Co., Inc., LucidMedia Networks, Inc. and AOL, Inc., Civil Action No. 1:11-cv-05193-CM (previously Augme Technologies, Inc. v. Gannett Co., Inc., LucidMedia Networks, Inc. and AOL, Inc., Civil Action No. 3:11-cv-00282-HEH (E.D.Va.)), a patent infringement lawsuit filed in the U.S. District Court for the Eastern District of Virginia on April 29, 2011, subsequently transferred to the U.S. District Court for the Southern District of New York.  This case involves Augme’s claims of infringement of U.S. Patent Nos. 7,783,721 and 7,831,690.

On June 24, 2011, LucidMedia Networks, Inc. filed a counterclaim against Augme in the U.S. District Court for the Eastern District of Virginia.

On April 26, 2012, Augme announced that a final settlement agreement was reached with LucidMedia. LucidMedia’s counterclaims against Augme, pending in the Eastern District of Virginia, were dismissed pursuant to the settlement as well as Augme’s claims against LucidMedia pending in the Southern District of New York. The remaining parties’ Opening Claim Construction briefs were submitted on June 22, 2012, and the Court issued its ruling on the disputed claim terms on August 28, 2012.The Court required supplemental Markman briefing on one disputed claim term to be submitted by October 5, 2012.  The parties are awaiting the Court’s decision on the construction of the remaining claim term, at which point discovery will resume.

AOL and Augme agreed to settle the litigation as between themselves.  Accordingly, on February 6, 2013, Augme and AOL filed a Joint Motion for Stipulated Dismissal of the case as between Augme and AOL.  On February 6, 2013, Judge McMahon entered an Order of Dismissal as to AOL, Inc.

The case then remained pending against Gannett Co., Inc. only.  Gannett and Augme agreed to settlement terms on April 10, 2013 and the entire case was dismissed with prejudice by order of Judge McMahon on April 15, 2013.

OPERATING LEASES

As of February 28, 2013 we leased space in four locations under non-cancellable leases, with initial terms of one to three years. Total rent expense under operating leases was $906,151, $789,672, and $277,837, for the years ended February 28, 2013, February 29, 2012, and February 28, 2011, respectively.

As of February 28, 2013, future minimum lease payments under non-cancelable operating leases are as follows:

Fiscal year 2014	$1,039,689
Fiscal year 2015	577,779
Fiscal year 2016 and thereafter	161,978
Total	$1,779,446